                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-22619

  NAME OF REGISTRANT:                                                    VANGUARD CHARLOTTE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2015 - JUNE 30, 2016

  FUND:   VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               ANNINGTON REPACK NO 1 LTD

  TICKER:               N/A                                  CUSIP:   G0391FAA4

  MEETING DATE:   7/1/2015                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE.

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  ISSUER:               Banco Popolare Scarl

  TICKER:               BP                                    CUSIP:   T1872VGL1

  MEETING DATE:   7/29/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: AUTHORIZE REPRESENTATIVE OF COVERED                ISSUER             NO              N/A                  N/A

BONDS TO GIVE WRITTEN CONSENT TO GUARANTOR TO AMEND

CASH MANAGEMENTS AND ALL OTHER AGREEMENTS PURSUANT TO

 TERMS AND CONDITIONS RE: DOWNGRADE OF LONG-TERM

RATING OF BANCO POPOLARE

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  ISSUER:               Banco Popolare Scarl

  TICKER:               BP                                    CUSIP:   T1872VGL1

  MEETING DATE:   8/13/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: AUTHORIZE REPRESENTATIVE OF COVERED                ISSUER             NO              N/A                  N/A

BONDS TO GIVE WRITTEN CONSENT TO GUARANTOR TO AMEND

CASH MANAGEMENTS AND ALL OTHER AGREEMENTS PURSUANT TO

 TERMS AND CONDITIONS RE: DOWNGRADE OF LONG-TERM

RATING OF BANCO POPOLARE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Capital Power L.P.

  TICKER:               N/A                                  CUSIP:   14043ZAA0

  MEETING DATE:   12/17/2015                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: BONDHOLDER RESOLUTION: APPROVE                        ISSUER            YES             FOR                  FOR

AMENDMENTS TO THE TRUST INDENTURE

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  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F2276HAE9

  MEETING DATE:   5/3/2016                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F2276HAG4

  MEETING DATE:   4/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F2276HAL3

  MEETING DATE:   4/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F2276HAP4

  MEETING DATE:   4/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F22786AA9

  MEETING DATE:   4/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               CREDIT AGRICOLE ASSET MANAGEMENT

  TICKER:               CT5                                  CUSIP:   F22787AC3

  MEETING DATE:   4/21/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Klepierre

  TICKER:               LI                                    CUSIP:   F5397NAE3

  MEETING DATE:   9/23/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: AMEND ARTICLE 2 OF BYLAWS RE: CORPORATE         ISSUER             NO              N/A                  N/A

PURPOSE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Klepierre

  TICKER:               LI                                    CUSIP:   F5S74MAL9

  MEETING DATE:   9/23/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: AMEND ARTICLE 2 OF BYLAWS RE: CORPORATE         ISSUER             NO              N/A                  N/A

PURPOSE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Propertize B.V.

  TICKER:               N/A                                  CUSIP:   N71508AB6

  MEETING DATE:   6/28/2016                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

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  ISSUER:               Romulus Finance S.r.l.

  TICKER:               N/A                                  CUSIP:   T80778AB8

  MEETING DATE:   7/22/2015                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE EXTRAORDINARY RESOLUTION AS PER         ISSUER             NO              N/A                  N/A

MEETING NOTICE

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CHARLOTTE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2016

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.